--------------------------------------------------------------------------------



                               CLARION CMBS VALUE
                                   FUND, INC.




--------------------------------------------------------------------------------





                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002
                                   (UNAUDITED)





--------------------------------------------------------------------------------
CLARION CMBS VALUE FUND, INC.
--------------------------------------------------------------------------------


OFFICERS AND DIRECTORS

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Fredrick D. Arenstein
Treasurer, Compliance Officer and
Chief Financial Officer

Joanne Vitale
Secretary and Director

Robert Kopchains
Vice President

E. Robert Roskind
Director

Stephen Asheroff
Director
--------------------------------------------------------------------------------

INVESTMENT ADVISER
      Clarion Capital, LLC
      335 Madison Avenue
      New York, NY  10017
--------------------------------------------------------------------------------

ADMINISTRATOR
      The Bank of New York
      15 Broad Street
      New York, NY  10005
--------------------------------------------------------------------------------

CUSTODIAN
      The Bank of New York
      15 Broad Street
      New York, NY  10005
--------------------------------------------------------------------------------

                          CLARION CMBS VALUE FUND, INC.
          c/o Clarion Capital / 335 Madison Avenue / New York, NY 10017
                                Tel 212-883-2500




June 2002

CLARION CMBS VALUE FUND, INC.

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2001 through April 30, 2002. As of April 30, 2002, the net asset value of the Fund was $213,458,787, which included investments in 45 commercial real estate debt securities, with a net investment value of $212,375,025 and investments in cash equivalents and other assets with a net investment value of $1,083,762.

For the twelve months ending April 30, 2002, the Fund generated a net total return of 9.30% compared to a return of 6.10% for the CS First Boston Global High Yield Index and 7.84% for the Lehman Brothers Aggregate Index.

From a credit perspective, the average credit rating of the Fund is BBB with 64% of the portfolio rated BBB or BB. The bonds in the portfolio are supported by nearly 7,900 commercial mortgage loans, providing diversification by property type, geographic region and borrower. The average mortgage origination date for all collateral loans is 1998, with a range of 1994 to 2001.

The Fund continues to provide a consistent source of cash flow for shareholders. For the six months ended April 30, 2002, the Fund made monthly distributions to shareholders at an annual rate of 8.09%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.17%.

In short, we believe that the Clarion CMBS Value Fund continues to be one of the most attractive investments available to institutional investors.



Daniel Heflin
President

PERFORMANCE INFORMATION

   Growth in Value of a $10,000 Investment in the Clarion CMBS Value Fund, the
              Lehman Brothers Aggregate Intermediate Index and the
                          CSFB Global High Yield Index

                                  [LINE GRAPH]

   Date                  cumulative return                           Value of $10,000
--------------------------------------------------------------------------------------------------
                 Clarion        LB         CSFB Global      Clarion        LB         CSFB Global
               CMBS Value    Aggregate     High Yield     CMBS Value    Aggregate     High Yield
                  Fund      Intermediate     Index           Fund      Intermediate     Index
12/31/94                                                  $ 10,000      $ 10,000       $ 10,000
 1/31/95          1.71%         1.84%          1.05%      $ 10,171      $ 10,184       $ 10,105
 2/28/95          4.21%         4.12%          3.54%      $ 10,421      $ 10,412       $ 10,354
 3/31/95          5.12%         4.68%          4.71%      $ 10,512      $ 10,468       $ 10,471
 4/30/95          6.55%         6.04%          7.03%      $ 10,655      $ 10,604       $ 10,703
 5/31/95         10.96%         9.28%         10.05%      $ 11,096      $ 10,928       $ 11,005
 6/30/95         11.99%         9.98%         10.77%      $ 11,199      $ 10,998       $ 11,077
 7/31/95         11.47%        10.06%         12.49%      $ 11,147      $ 11,006       $ 11,249
 8/31/95         12.62%        11.10%         12.81%      $ 11,262      $ 11,110       $ 11,281
 9/30/95         13.89%        11.97%         14.10%      $ 11,389      $ 11,197       $ 11,410
10/31/95         15.69%        13.13%         15.37%      $ 11,569      $ 11,313       $ 11,537
11/30/95         17.72%        14.54%         15.91%      $ 11,772      $ 11,454       $ 11,591
12/31/95         19.68%        15.82%         17.38%      $ 11,968      $ 11,582       $ 11,738
 1/31/96         20.69%        16.78%         19.62%      $ 12,069      $ 11,678       $ 11,962
 2/29/96         19.00%        15.56%         20.25%      $ 11,900      $ 11,556       $ 12,025
 3/31/96         18.54%        15.03%         19.92%      $ 11,854      $ 11,503       $ 11,992
 4/30/96         18.31%        14.65%         20.57%      $ 11,831      $ 11,465       $ 12,057
 5/31/96         18.77%        14.48%         21.55%      $ 11,877      $ 11,448       $ 12,155
 6/30/96         19.94%        15.82%         21.82%      $ 11,994      $ 11,582       $ 12,182
 7/31/96         20.52%        16.20%         22.91%      $ 12,052      $ 11,620       $ 12,291
 8/31/96         22.30%        16.26%         24.25%      $ 12,230      $ 11,626       $ 12,425
 9/30/96         23.85%        18.00%         26.39%      $ 12,385      $ 11,800       $ 12,639
10/31/96         27.54%        20.16%         27.45%      $ 12,754      $ 12,016       $ 12,745
11/30/96         30.85%        21.80%         29.44%      $ 13,085      $ 12,180       $ 12,944
12/31/96         30.58%        21.07%         31.96%      $ 13,058      $ 12,107       $ 13,196
 1/31/97         30.84%        21.70%         32.93%      $ 13,084      $ 12,170       $ 13,293
 2/28/97         33.06%        22.00%         35.43%      $ 13,306      $ 12,200       $ 13,543
 3/31/97         32.76%        21.05%         33.91%      $ 13,276      $ 12,105       $ 13,391
 4/30/97         36.18%        22.66%         35.10%      $ 13,618      $ 12,266       $ 13,510
 5/31/97         38.34%        23.74%         37.82%      $ 13,834      $ 12,374       $ 13,782
 6/30/97         41.43%        24.99%         39.69%      $ 14,143      $ 12,499       $ 13,969
 7/31/97         38.92%        27.46%         42.65%      $ 13,892      $ 12,746       $ 14,265
 8/31/97         38.91%        26.94%         43.42%      $ 13,891      $ 12,694       $ 14,342
 9/30/97         42.58%        28.47%         46.26%      $ 14,258      $ 12,847       $ 14,626
10/31/97         44.95%        29.89%         46.25%      $ 14,495      $ 12,989       $ 14,625
11/30/97         44.88%        30.22%         47.29%      $ 14,488      $ 13,022       $ 14,729
12/31/97         45.00%        31.32%         48.63%      $ 14,500      $ 13,132       $ 14,863
 1/31/98         48.04%        32.89%         51.15%      $ 14,804      $ 13,289       $ 15,115
 2/28/98         48.14%        32.93%         52.33%      $ 14,814      $ 13,293       $ 15,233
 3/31/98         49.42%        33.41%         53.09%      $ 14,942      $ 13,341       $ 15,309
 4/30/98         48.69%        34.11%         54.24%      $ 14,869      $ 13,411       $ 15,424
 5/31/98         50.22%        35.06%         54.70%      $ 15,022      $ 13,506       $ 15,470
 6/30/98         51.54%        35.84%         55.03%      $ 15,154      $ 13,584       $ 15,503
 7/31/98         51.70%        36.40%         56.11%      $ 15,170      $ 13,640       $ 15,611
 8/31/98         52.76%        38.19%         45.51%      $ 15,276      $ 13,819       $ 14,551
 9/30/98         54.12%        40.94%         45.50%      $ 15,412      $ 14,094       $ 14,550
10/31/98         47.19%        40.77%         42.60%      $ 14,719      $ 14,077       $ 14,260
11/30/98         45.19%        41.06%         49.83%      $ 14,519      $ 14,106       $ 14,983
12/31/98         46.82%        41.64%         49.49%      $ 14,682      $ 14,164       $ 14,949
 1/31/99         48.07%        42.51%         50.89%      $ 14,807      $ 14,251       $ 15,089
 2/28/99         46.42%        41.03%         50.58%      $ 14,642      $ 14,103       $ 15,058
 3/31/99         47.65%        42.04%         51.95%      $ 14,765      $ 14,204       $ 15,195
 4/30/99         48.66%        42.57%         55.31%      $ 14,866      $ 14,257       $ 15,531
 5/31/99         49.94%        41.59%         53.63%      $ 14,994      $ 14,159       $ 15,363
 6/30/99         49.80%        41.45%         53.71%      $ 14,980      $ 14,145       $ 15,371
 7/31/99         49.72%        40.94%         53.78%      $ 14,972      $ 14,094       $ 15,378
 8/31/99         49.84%        41.00%         52.41%      $ 14,984      $ 14,100       $ 15,241
 9/30/99         51.66%        42.75%         51.24%      $ 15,166      $ 14,275       $ 15,124
10/31/99         51.75%        43.31%         50.50%      $ 15,175      $ 14,331       $ 15,050
11/30/99         52.19%        43.46%         52.55%      $ 15,219      $ 14,346       $ 15,255
12/31/99         53.29%        43.03%         54.39%      $ 15,329      $ 14,303       $ 15,439
 1/31/00         53.18%        42.20%         53.77%      $ 15,318      $ 14,220       $ 15,377
 2/29/00         56.95%        43.57%         54.73%      $ 15,695      $ 14,357       $ 15,473
 3/31/00         60.35%        45.10%         52.41%      $ 16,035      $ 14,510       $ 15,241
 4/30/00         60.21%        44.96%         52.18%      $ 16,021      $ 14,496       $ 15,218
 5/31/00         61.22%        45.11%         49.74%      $ 16,122      $ 14,511       $ 14,974
 6/30/00         64.71%        47.92%         53.10%      $ 16,471      $ 14,792       $ 15,310
 7/31/00         66.56%        48.97%         54.54%      $ 16,656      $ 14,897       $ 15,454
 8/31/00         69.77%        50.96%         55.57%      $ 16,977      $ 15,096       $ 15,557
 9/30/00         71.29%        52.43%         54.14%      $ 17,129      $ 15,243       $ 15,414
10/31/00         73.13%        53.31%         49.35%      $ 17,313      $ 15,331       $ 14,935
11/30/00         76.76%        55.50%         43.46%      $ 17,676      $ 15,550       $ 14,346
12/31/00         77.08%        58.24%         46.35%      $ 17,708      $ 15,824       $ 14,635
 1/31/01         79.54%        60.78%         55.12%      $ 17,954      $ 16,078       $ 15,512
 2/28/01         81.92%        62.05%         56.69%      $ 18,192      $ 16,205       $ 15,669
 3/31/01         83.12%        63.14%         53.57%      $ 18,312      $ 16,314       $ 15,357
 4/30/01         81.13%        63.01%         51.98%      $ 18,113      $ 16,301       $ 15,198
 5/31/01         82.25%        63.99%         55.02%      $ 18,225      $ 16,399       $ 15,502
 6/30/01         83.67%        64.48%         52.62%      $ 18,367      $ 16,448       $ 15,262
 7/31/01         88.57%        67.71%         54.25%      $ 18,857      $ 16,771       $ 15,425
 8/31/01         91.30%        69.33%         56.41%      $ 19,130      $ 16,933       $ 15,641
 9/30/01         89.22%        71.87%         46.55%      $ 18,922      $ 17,187       $ 14,655
10/31/01         93.60%        74.52%         49.89%      $ 19,360      $ 17,452       $ 14,989
11/30/01         90.86%        72.80%         54.74%      $ 19,086      $ 17,280       $ 15,474
12/31/01         89.77%        71.97%         54.84%      $ 18,977      $ 17,197       $ 15,484
 1/31/02         92.19%        73.18%         56.29%      $ 19,219      $ 17,318       $ 15,629
 2/28/02         96.05%        74.85%         55.18%      $ 19,605      $ 17,485       $ 15,518
 3/31/02         91.94%        72.53%         58.73%      $ 19,194      $ 17,253       $ 15,873
 4/30/02         97.81%        75.62%         61.25%      $ 19,781      $ 17,562       $ 16,125
------------------------------------------------------------------------------------------------

The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The CSFB Global High Yield Index is designed to mirror the investible universe of the $US-denominated high yield debt market. The Index covers issues that must be $US-denominated straight corporate debt rated BBB+ or lower.

Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Index and the CSFB Global High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                               ONE YEAR ENDED   FIVE YEARS ENDED      INCEPTION TO
                                               APRIL 30, 2002   APRIL 30, 2002(a)   APRIL 30, 2002(b)
                                               --------------   -----------------   -----------------
Clarion CMBS Value Fund, Inc.                        9.30%           7.74%                9.74%
Lehman Brothers Aggregate Intermediate Index         7.74%           7.44%                7.98%
CSFB Global High Yield Index                         6.09%           3.60%                6.73%

(a)   Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

                                                                                  FACE
                                                                                 AMOUNT          VALUE(a)
----------------------------------------------------------------------------------------------------------
SECURITIES (99.49%)
----------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Inc.,
   2000-2 Class J 7.000%, 8/15/10 (b)                                         $  2,000,000    $  1,699,316
Bank of America First Union National Bank,
   2001-3 Class K 6.250%, 10/11/11 (b)                                          12,300,000       9,606,054
Bear Stearns Commercial Mortgage Securities, Inc.,
   2001-EPR Class E 8.388%, 2/12/06 (b)                                          2,000,000       2,057,826
CBM Funding Corp.,
   1996-1 Class D 8.645%, 2/01/08                                                  960,000       1,031,926
Chase Commercial Mortgage Securities Corp.,
   1997-2 Class F 6.600%, 9/19/12 (b)                                            5,800,000       4,757,607
Chase Commercial Mortgage Securities Corp.,
   1998-2 Class F 6.390%, 7/18/13 (b)                                            7,000,000       5,714,079
CS First Boston Mortgage Securities Corp.,
   1995-WF1 Class E 8.248%, 10/21/05 (b)                                         2,000,000       2,038,588
CS First Boston Mortgage Securities Corp.,
   2001-CK1 Class A3 6.380%, 12/18/10                                           10,000,000      10,245,640
CS First Boston Mortgage Securities Corp.,
   2001-CK6 Class J 6.080%, 11/15/11                                             2,700,000       1,995,262
CS First Boston Mortgage Securities Corp.,
   2001-CK6 Class K 6.080%, 11/15/11                                             3,325,000       2,417,667
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
   REMIC 1995-T1 Class D 8.370%, 1/25/05 (b)                                     5,839,000       5,595,630
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
   REMIC 1995-T1 Class E 8.370%, 1/25/05 (b)                                    11,087,000       9,835,810
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
   REMIC 1995-T1 Class F 8.370%, 1/25/05 (b) (c)                                 9,139,184       2,536,827
Commercial Mortgage Acceptance Corp.,
   1998-C2 Class D 6.747%, 10/15/09                                              4,000,000       4,054,540
COMM Commercial Mortgage Pass-Through Certificates,
   1999-1 Class G 5.645%, 11/15/08 (b)                                           4,000,000       3,133,704
DLJ Commercial Mortgage Corp.,
   1998-CF1 Class B3 7.600%, 1/15/10 (b)                                        10,000,000       8,818,180
DLJ Commercial Mortgage Corp.,
   1998-CF1 Class B4 7.600%, 7/15/13 (b)                                         2,100,000       1,694,484
DLJ Commercial Mortgage Corp.,
   1998-CF1 Class B6 6.410%, 11/15/17 (b)                                       12,500,000       4,773,312
DLJ Commercial Mortgage Corp.,
   1999-CG1 Class A1B 6.460%, 1/10/09                                            2,595,000       2,706,432
DLJ Commercial Mortgage Corp.,
   1999-CG1 Class B4 5.750%, 3/10/09 (b)                                         8,200,000       6,407,218
DLJ Commercial Mortgage Corp.,
   1999-CG2 Class A1B 7.300%, 6/10/09                                            4,098,000       4,439,908
DLJ Commercial Mortgage Corp.,
   2000-CKP1 Class A1B 7.180%, 8/10/10                                           6,000,000       6,442,026
First Union Lehman Brothers Commercial Mortgage Corp.,
   1997-C2 Class F 7.500%, 9/18/15                                               2,600,000       2,096,112
First Union Lehman Brothers Commercial Mortgage Corp.,
   1997-C2 Class G 7.500%, 6/18/17                                               7,900,000       5,738,473
First Union National Bank Commercial Mortgage Corp.,
   2001-C3 Class A3 6.423%, 6/15/11                                              8,000,000       8,230,872
GMAC Commercial Mortgage Securities Inc.,
   1997-C1 Class G 7.414%, 11/15/13                                             10,000,000       7,201,490
GMAC Commercial Mortgage Securities Inc.,
   1999-C1 Class A2 6.175%, 1/15/09                                              3,000,000       3,083,880



                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

                                                                                  FACE
                                                                                 AMOUNT          VALUE(a)
----------------------------------------------------------------------------------------------------------
SECURITIES (Continued)
----------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2001-C1 Class H 5.630%, 12/12/11 (b)                                       $  8,957,500    $  6,538,859
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   2001-CIB3 Class G 6.150%, 1/15/12 (b)                                         7,314,500       5,466,009
J.P. Morgan Commercial Mortgage Finance Corp.,
   1996-C3 Class E 8.223%, 3/25/06                                                 500,000         535,257
J.P. Morgan Commercial Mortgage Finance Corp.,
   2000-C9 Class A2 7.770%, 10/15/09                                             6,690,000       7,402,906
LB UBS Commercial Mortgage Trust,
   2000-C3 Class H 7.585%, 2/15/10 (b)                                           6,091,000       5,342,696
LB UBS Commercial Mortgage Trust,
   2000-C3 Class J 7.585%, 2/15/10 (b)                                           8,000,000       6,921,800
LB UBS Commercial Mortgage Trust,
   2000-C5 Class A2 6.510%, 11/15/10                                             5,500,000       5,703,027
Merrill Lynch Mortgage Investors Inc.,
   1995-C2 Class D 7.596%, 12/15/09                                                620,804         649,250
Merrill Lynch Mortgage Investors Inc.,
   1997-C2 Class F 6.250%, 12/10/15 (b)                                          6,000,000       4,364,634
Mortgage Capital Funding, Inc.,
   1995-MC1 Class A4 8.350%, 5/25/12                                             4,575,500       4,598,867
Mortgage Capital Funding, Inc.,
   1997-MC1 Class E 7.915%, 4/20/07                                              4,670,833       4,799,547
Mortgage Capital Funding, Inc.,
   1997-MC1 Class F 7.452%, 5/20/07 (b)                                          3,500,000       3,090,364
Mortgage Capital Funding, Inc.,
   1997-MC2 Class F 7.214%, 11/20/07 (b)                                         7,000,000       6,286,525
Mortgage Capital Funding, Inc.,
   1998-MC1 Class H 7.060%, 2/18/08 (b)                                          3,250,000       2,870,309
Mortgage Capital Funding, Inc.,
   1998-MC1 Class J 6.000%, 2/18/08 (b)                                          3,944,000       3,247,316
Nationslink Funding Corp.,
   1998-1, Class F 7.050%, 2/20/08 (b)                                           5,000,000       4,348,660
Prudential Securities Secured Financing Corp.,
   1998-C1 Class A1B 6.506%, 7/15/08                                             6,500,000       6,794,983
Southern Pacific Thrift and Loan Association,
   1996-C1 Class F 5.828%, 9/18/15 (b)                                           6,578,000       5,061,153
----------------------------------------------------------------------------------------------------------
TOTAL SECURITIES (99.49%)
   (COST $217,927,841)(d)                                                                      212,375,025
----------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (0.51%)                                                         1,083,762
----------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                          $213,458,787
==========================================================================================================



(a)   See Note A to Financial Statements.

(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2002 was $122,206,960 or 57.25% of net assets. See Note A5.

(c)   Security is deemed illiquid at April 30, 2002.

(d) The cost for federal income tax purposes was $217,927,841. At April 30, 2002 net unrealized depreciation for all securities based on tax cost was $5,552,816. This consisted of aggregate gross unrealized appreciation for all securities of $2,943,652 and aggregate gross unrealized depreciation for all securities of $8,496,468.



                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002
(UNAUDITED)


------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                                                          $ 217,927,841
                                                                                 =============
   Investments, at Value                                                         $ 212,375,025
   Cash                                                                              1,214,286
   Interest Receivable                                                               1,547,626
   Other Assets                                                                         40,839
------------------------------------------------------------------------------------------------
      Total Assets                                                                 215,177,776
------------------------------------------------------------------------------------------------
LIABILITIES
   Dividend Payable                                                                  1,348,980
   Accrued Advisory Fee - Note B                                                       309,426
   Other Accrued Expenses                                                               60,583
------------------------------------------------------------------------------------------------
      Total Liabilities                                                              1,718,989
------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 213,458,787
================================================================================================
NET ASSETS CONSIST OF:
   Paid in Capital                                                                 214,040,077
   Undistributed Net Investment Income                                               6,947,188
   Accumulated Net Realized Loss                                                    (1,975,662)
   Unrealized Depreciation                                                          (5,552,816)
------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 213,458,787
================================================================================================
CLASS X SHARES
NET ASSETS                                                                       $ 105,229,322
COMMON STOCK
   Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)        12,149,093
   Net Asset Value Per Share                                                     $        8.66
================================================================================================
CLASS A SHARES
NET ASSETS                                                                       $ 108,229,465
COMMON STOCK
   Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)        12,498,638
   Net Asset Value Per Share                                                     $        8.66
================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME
      Interest                                                     $ 9,989,307
--------------------------------------------------------------------------------
EXPENSES
      Investment Advisory Fees - Note B                            $   618,462
      Administrative Fees - Note C                                      48,922
      Custodian Fees - Note D                                           16,522
      Insurance                                                         14,899
      Audit Fees                                                        13,201
      Transfer Agent Fees                                               11,894
      Directors' Fees - Note F                                           1,576
      Legal Fees                                                           137
      Other                                                              2,553
--------------------------------------------------------------------------------
           Total Expenses                                              728,166
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                9,261,141
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENTS                                      (618,633)

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                (3,219,835)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                             (3,838,468)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 5,422,673
================================================================================



                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                 SIX MONTHS
                                                                    ENDED             YEAR
                                                               APRIL 30, 2002         ENDED
                                                                 (UNAUDITED)     OCTOBER 31, 2001
                                                               --------------    ----------------
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                       $   9,261,141      $  10,404,450
   Net Realized Gain (Loss)                                         (618,633)         1,145,608
   Net Change in Unrealized Appreciation (Depreciation)           (3,219,835)         2,820,552
-------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations         5,422,673         14,370,610
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income - Class X Shares                         (4,278,260)        (8,427,000)
   Net Investment Income - Class A Shares                         (3,745,553)        (1,918,421)
-------------------------------------------------------------------------------------------------
      Total Distributions                                         (8,023,813)       (10,345,421)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
Issued  - Regular - Class X                                               --                 --
Issued  - Regular - Class A                                       70,885,000         35,112,000
        - In Lieu of Cash Distributions - Class X                     22,120             49,201
        - In Lieu of Cash Distributions - Class A                  1,995,565            236,625
Redeemed - Class X                                                        --             (7,560)
Redeemed - Class A                                                   (12,744)                --
-------------------------------------------------------------------------------------------------
      Net Increase from Capital Share Transactions                72,889,941         35,390,266
-------------------------------------------------------------------------------------------------
   Total Increase                                                 70,288,801         39,415,455
Net Assets:
   Beginning of Period                                           143,169,986        103,754,531
-------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment
   income of $6,947,188 and $107,136, respectively)            $ 213,458,787      $ 143,169,986
=================================================================================================
(1) Shares Issued and Redeemed:

Class X
Shares Issued - Regular                                                   --                 --
              - In Lieu of Cash Distributions                          2,578              5,647
Shares Redeemed                                                           --               (721)
-------------------------------------------------------------------------------------------------
                                                                       2,578              4,926
=================================================================================================
(1) Shares Issued and Redeemed:

Class A
Shares Issued - Regular                                            8,198,503          4,041,450
              - In Lieu of Cash Distributions                        232,965             27,206
Shares Redeemed                                                       (1,486)                --
-------------------------------------------------------------------------------------------------
                                                                   8,429,982          4,068,656
=================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)



--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets from operations                    $   5,422,673
   Adjustments to reconcile net increase in net assets from
      operations to net cash used in operating activities:
      Purchase of securities                                      (122,418,403)
      Proceeds from sale of securities                              49,275,523
      Principal paydowns                                                64,629
      Increase in interest receivable                                 (540,878)
      Increase in accrued expenses                                      64,324
      Amortization of interest income                               (1,344,464)
      Unrealized depreciation on investments                         3,219,835
      Net realized loss on investments                                 618,633
      Increase in other assets                                         (10,584)
--------------------------------------------------------------------------------
        Net Cash Used in Operating Activities                      (65,648,712)
--------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES: *
   Cash Subscriptions Received                                      70,885,000
   Cash Distributions Paid                                          (5,646,477)
   Cash Redemptions Paid                                               (12,744)
--------------------------------------------------------------------------------
        Net Cash Provided by Financing Activities                   65,225,779
--------------------------------------------------------------------------------
Net Decrease in Cash                                                  (422,933)
CASH AT BEGINNING OF PERIOD                                          1,637,219
--------------------------------------------------------------------------------
CASH AT END OF PERIOD                                            $   1,214,286
================================================================================


* Non-cash financing activities not included herein consist of reinvestment of dividends of $2,017,685.



                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
FOR A CLASS X SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        SIX MONTHS
                                                          ENDED        YEAR        YEAR         YEAR         YEAR         YEAR
                                                        APRIL 30,      ENDED       ENDED        ENDED        ENDED        ENDED
                                                         2002(1)    OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                                       (UNAUDITED)     2001        2000         1999         1998         1997(2)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   8.83     $     8.55   $     8.14   $     8.58   $    9.66    $     9.25
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                   0.41           0.70         0.69         0.70        0.68          0.81
   Net Realized and Unrealized Gain (Loss)                (0.23)          0.27         0.41        (0.45)      (0.52)         0.40
-----------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                     0.18           0.97         1.10         0.25        0.16          1.21
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                  (0.35)         (0.69)       (0.69)       (0.69)      (0.68)        (0.80)
   Net Realized Gain                                         --             --           --           --       (0.27)           --
   Return of Capital                                         --             --           --           --       (0.29)           --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                 (0.35)         (0.69)       (0.69)       (0.69)      (1.24)        (0.80)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $   8.66     $     8.83   $     8.55   $     8.14   $    8.58    $     9.66
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
   Net Asset Value (3) (4)                                 2.18%(5)      11.82%       14.08%        3.10%       1.55%        13.65%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                  $105,229     $  107,251   $  103,755   $   99,250   $ 103,743    $  112,614
Ratio of Net Expenses to Average Net Assets                0.75%(6)       0.79%        0.80%        0.80%       0.80%         0.79%
Ratio of Net Investment Income to Average Net Assets       9.46%(6)       8.03%        8.34%        8.40%       7.42%         8.56%
Ratio of Voluntary Waived Fees and Expenses
   Assumed by the Adviser to Average Net Assets            0.00%(6)       0.00%        0.00%        0.15%       0.13%         0.10%
Portfolio Turnover Rate                                      25%(5)         63%          45%          29%          6%           42%
-----------------------------------------------------------------------------------------------------------------------------------


(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the six months ended April 30, 2002, was to increase net investment income per share by $0.06 and increase net realized and unrealized loss per share by $0.06. Consequently, the ratio of net investment income to average net assets was increased from 8.09% to 9.46% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2) Effective July 21, 1997, Clarion Capital became the investment adviser to the Fund.

(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.

(4) Total return would have been lower had certain fees not been waived during the periods.

(5) Not annualized.

(6) Annualized.


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                         SIX MONTHS         PERIOD
                                                            ENDED            ENDED
                                                          APRIL 30,       OCTOBER 31,
                                                           2002(1)          2001(2)
                                                         (UNAUDITED)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     8.83       $     8.63
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.44             0.58
   Net Realized and Unrealized Gain (Loss)                    (0.26)            0.20
--------------------------------------------------------------------------------------
      Total from Investment Operations                         0.18             0.78
--------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                      (0.35)           (0.58)
--------------------------------------------------------------------------------------
      Total Distributions                                     (0.35)           (0.58)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $     8.66       $     8.83
--------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
      Net Asset Value (3)                                      2.16%(4)         9.32%(4)
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                    $  108,229       $   35,919
Ratio of Net Expenses to Average Net Assets                    0.74%(5)         0.85%(5)
Ratio of Net Investment Income to Average Net Assets           9.48%(5)         8.19%(5)
Portfolio Turnover Rate                                          25%(4)           63%
--------------------------------------------------------------------------------------

(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the six months ended April 30, 2002, was to increase net investment income per share by $0.06 and increase net realized and unrealized loss per share by $0.06. Consequently, the ratio of net investment income to average net assets was increased from 8.11% to 9.48% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2) Class A Shares were first issued on January 2, 2001.

(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.

(4) Not annualized.

(5) Annualized.


                       See Notes to Financial Statements.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


The Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. The Fund has two classes of shares, Class A and Class X. Class A Shares are offered on a private placement basis only. Class X Shares are owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      1. SECURITY VALUATION: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities. The value of securities are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. As of April 30, 2002, all securities valuations were based on fair value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.


      2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

      3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of its net investment income monthly. Any net realized capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

                          CLARION CMBS VALUE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

      5. RESTRICTED SECURITIES: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

      6. OTHER: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Interest income, common expenses of the Fund and gains/losses on investments are allocated to both classes of the Fund based on respective daily net assets of each class. Neither class has preferential dividend rights.

B. ADVISORY SERVICES: For the period November 1 through November 30, 2001, Clarion Capital, LLC provided investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund's average monthly net assets. Effective December 1, 2001 through April 30, 2002, the Advisor has agreed to reduce its fee to 0.63% of the Fund's average monthly net assets and to further waive its fee to the extent necessary to limit the Fund's total expenses to 0.80% of average net assets.

C. ADMINISTRATION SERVICES: The Bank of New York provides administration services to the Fund in accordance with the administration agreement.

D. CUSTODIAN: The Bank of New York serves as custodian for the Fund's assets held in accordance with the custodian agreement.

E. PURCHASES AND SALES: For the six months ended April 30, 2002 the Fund made purchases of $122,418,403 and sales of $49,275,523 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period.

F. DIRECTORS FEES: Each Director, who is not an officer or affiliated person, receives $1,500 per annum plus $250 per meeting attended.

G. OTHER: At April 30, 2002, 99.5% of total shares outstanding were held by 6 shareholders of record.

H. CAPITAL LOSS CARRYFORWARD: At October 31, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                  October 31, 2007..................    $   446,790
                  October 31, 2008..................        910,239
                                                        -----------
                                                        $ 1,357,029
                                                        ===========

      For the year ended October 31, 2001, the Fund utilized capital loss carryforwards of $1,145,608.

I. CHANGE IN ACCOUNTING PRINCIPLE: As required, effective November 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. This change has no impact on the net assets of the Portfolio. Prior to November 1, 2001, the Portfolio did not amortize premiums on debt securities.

The cumulative effect of this accounting change resulted in a $5,602,724 increase in cost of investments and a corresponding $5,602,724 decrease in net unrealized appreciation/depreciation, based on investments owned by the Portfolio on November 1, 2001.

The effect of this change for the six months ended April 30, 2002, was to increase net investment income by $1,344,464, decrease net unrealized appreciation of investments by $1,316,558, and increase net realized loss on investment transactions by $27,906. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect the change in accounting principle.